Offerings - Offering: 1 shares in Millions	Nov. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3
Proposed Maximum Offering Price per Unit	33.015
Maximum Aggregate Offering Price	$ 99,045,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 8,616.92
Offering Note

Note 1(a). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Registrant’s 2023 Employment Inducement Award Plan, as amended (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock.

Note 1(b). Amount Registered represents the additional shares of common stock available for future issuance under the Inducement Plan resulting from the amendment thereto on August 19, 2026.

Note 1(c). The Proposed Maximum Offering Price Per Unit is estimated solely for purposes of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The Proposed Maximum Offering Price Per Unit and the Maximum Aggregate Offering Price for the shares issuable under the Inducement Plan are based upon the average of the high and low prices of the Registrant’s shares of common stock as reported on the Nasdaq Global Select Market on October 27, 2026, which date is within five business days prior to the filing of this Registration Statement.